Fair Value of Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Liabilities
Long-term debt, including current portion	$ 9,729	$ 9,104
Funded letter of credit	0	1,300
Carrying Amount
Assets
Notes receivable	156	177
Liabilities
Long-term debt, including current portion	9,729	9,104
Funded letter of credit	0	1,300
Fair Value
Assets
Notes receivable	161	190
Liabilities
Long-term debt, including current portion	9,716	9,236
Funded letter of credit	$ 0	$ 1,295